Note 3 - Securities Available for Sale (Details) - Summary of Securities Available for Sale (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 138,527	$ 108,687
Gross unrealized gains	188	326
Gross unrealized losses	(881)	(1,057)
Fair value	137,834	107,956
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,418	2,749
Gross unrealized gains	90	183
Gross unrealized losses	0	0
Fair value	1,508	2,932
Federal National Mortgage Association Certificates and Obligations (FNMA) [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,337	2,150
Gross unrealized gains	64	131
Gross unrealized losses	0	0
Fair value	1,401	2,281
US Government Agencies Debt Securities [Member] | Other Marketable Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	135,014	103,030
Gross unrealized gains	31	1
Gross unrealized losses	(601)	(637)
Fair value	134,444	102,394
Corporate Debt Securities [Member] | Other Marketable Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	700	700
Gross unrealized gains	0	0
Gross unrealized losses	(280)	(420)
Fair value	420	280
Equity Securities [Member] | Other Marketable Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	58	58
Gross unrealized gains	3	11
Gross unrealized losses	0	0
Fair value	61	69
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,755	4,899
Gross unrealized gains	154	314
Gross unrealized losses	0	0
Fair value	2,909	5,213
Other Marketable Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	135,772	103,788
Gross unrealized gains	34	12
Gross unrealized losses	(881)	(1,057)
Fair value	$ 134,925	$ 102,743